Goodwill and Other Intangibles - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) ReportingUnit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Impairment of goodwill and other intangible assets	$ 0	$ 0
Percentage of goodwill used for impairment testing	97.00%
Number of reporting units at maximum risk for impairment | ReportingUnit	0
Amortization expense	$ 115,000,000	$ 111,000,000	$ 107,000,000
Amortization expense in 2018	109,000,000
Amortization expense in 2019	91,000,000
Amortization expense in 2020	64,000,000
Amortization expense in 2021	54,000,000
Amortization expense in 2022	$ 44,000,000
Minimum [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage	30.00%
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	67.00%
Construction Equipment Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	24.00%
Financial Services Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	6.00%